Baron Asset Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.82%)
Communication Services (0.85%)
	Advertising (0.85%)
569,000	The Trade Desk, Inc., Cl A [1]	$11,034,463	$40,945,240

Consumer Discretionary (6.97%)
	Footwear (1.02%)
380,069	Birkenstock Holding PLC [1,2]	17,483,174	18,520,762
1,125,000	On Holding AG, Cl A [1,2]	33,083,212	30,341,250

		50,566,386	48,862,012

	Home Improvement Retail (0.53%)
230,000	Floor & Decor Holdings, Inc., Cl A [1]	20,284,646	25,658,800

	Hotels, Resorts & Cruise Lines (2.75%)
546,442	Choice Hotels International, Inc.	5,198,084	61,911,879
543,233	Hyatt Hotels Corp., Cl A	16,817,762	70,843,015

		22,015,846	132,754,894

	Leisure Facilities (2.67%)
603,538	Vail Resorts, Inc.	11,683,688	128,837,257

Total Consumer Discretionary		104,550,566	336,112,963

Financials (13.27%)
	Asset Management & Custody Banks (0.38%)
168,514	T. Rowe Price Group, Inc.	4,065,256	18,147,273

	Financial Exchanges & Data (6.26%)
370,725	FactSet Research Systems, Inc.	19,898,420	176,854,361
63,267	MarketAxess Holdings, Inc.	6,590,773	18,527,741
170,000	Morningstar, Inc.	35,654,025	48,660,800
50,000	MSCI, Inc.	17,194,424	28,282,500
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	29,644,056

		91,316,355	301,969,458

	Insurance Brokers (0.46%)
92,421	Willis Towers Watson PLC [2]	11,293,050	22,291,945

	Investment Banking & Brokerage (2.78%)
1,750,936	The Charles Schwab Corp.	1,542,899	120,464,397
60,000	LPL Financial Holdings, Inc.	13,576,561	13,657,200

		15,119,460	134,121,597

	Property & Casualty Insurance (3.39%)
2,203,444	Arch Capital Group Ltd. [1,2]	7,933,936	163,649,786

Total Financials		129,728,057	640,180,059

Health Care (22.76%)
	Biotechnology (0.33%)
41,366	argenx SE, ADR [1,2]	13,431,821	15,736,867

	Health Care Equipment (8.05%)
373,000	DexCom, Inc. [1]	24,561,670	46,285,570
615,630	IDEXX Laboratories, Inc. [1]	11,044,784	341,705,432

		35,606,454	387,991,002

	Health Care Supplies (1.65%)
210,418	The Cooper Companies, Inc.	35,236,018	79,630,588

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Technology (1.61%)
404,386	Veeva Systems, Inc., Cl A [1]	$22,662,982	$77,852,393

	Life Sciences Tools & Services (11.12%)
1,524,944	Bio-Techne Corporation	37,146,743	117,664,679
200,000	ICON plc [1,2]	43,086,335	56,614,000
174,117	Mettler-Toledo International, Inc. [1]	10,328,145	211,196,956
195,000	Repligen Corp. [1]	33,141,836	35,061,000
329,404	West Pharmaceutical Services, Inc.	14,199,696	115,989,737

		137,902,755	536,526,372

Total Health Care		244,840,030	1,097,737,222

Industrials (14.45%)
	Aerospace & Defense (0.33%)
61,000	Axon Enterprise, Inc. [1]	12,033,737	15,758,130

	Construction & Engineering (1.39%)
310,000	Quanta Services, Inc.	52,752,332	66,898,000

	Data Processing & Outsourced Services (0.98%)
771,076	SS&C Technologies Holdings, Inc.	20,933,204	47,120,454

	Environmental & Facilities Services (1.49%)
1,643,418	Rollins, Inc.	24,597,482	71,768,064

	Human Resource & Employment Services (2.28%)
1,636,093	Ceridian HCM Holding, Inc. [1]	64,026,866	109,814,562

	Industrial Machinery & Supplies & Components (1.53%)
340,760	IDEX Corp.	24,525,881	73,982,404

	Research & Consulting Services (6.45%)
185,000	Booz Allen Hamilton Holding Corp.	19,820,788	23,663,350
898,500	TransUnion	38,848,061	61,735,935
946,206	Verisk Analytics, Inc.	23,442,330	226,010,765

		82,111,179	311,410,050

Total Industrials		280,980,681	696,751,664

Information Technology (29.51%)
	Application Software (14.01%)
507,856	ANSYS, Inc. [1]	13,620,308	184,290,785
176,026	Aspen Technology, Inc. [1]	32,258,986	38,752,124
135,000	Fair Isaac Corp. [1]	56,060,248	157,141,350
1,421,809	Guidewire Software, Inc. [1]	77,473,157	155,034,053
257,192	Roper Technologies, Inc.	26,184,327	140,213,363

		205,597,026	675,431,675

	Electronic Components (1.85%)
900,000	Amphenol Corp., Cl A	42,881,684	89,217,000

	Internet Services & Infrastructure (2.25%)
527,103	Verisign, Inc. [1]	24,083,235	108,562,134

See Notes to Portfolios of Investments.

Baron Asset Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (9.58%)
1,024,323	Gartner, Inc. [1]	$21,214,961	$462,082,349

	Technology Distributors (1.82%)
386,363	CDW Corp.	25,149,812	87,828,037

Total Information Technology		318,926,718	1,423,121,195

Real Estate (7.01%)
	Data Center REITs (1.09%)
65,416	Equinix, Inc.	4,258,857	52,685,392

	Real Estate Services (5.52%)
570,323	CBRE Group, Inc., Cl A [1]	8,204,812	53,091,368
2,439,930	CoStar Group, Inc. [1]	59,005,227	213,225,483

		67,210,039	266,316,851

	Telecom Tower REITs (0.40%)
75,856	SBA Communications Corp.	1,708,730	19,243,909

Total Real Estate		73,177,626	338,246,152

Total Common Stocks		1,163,238,141	4,573,094,495

Private Common Stocks (1.23%)
Communication Services (0.90%)
	Movies & Entertainment (0.90%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,6]	50,000,041	43,648,759

Industrials (0.33%)
	Aerospace & Defense (0.33%)
92,406	Space Exploration Technologies Corp., Cl A [1,3,4,6]	7,115,262	8,963,382
69,932	Space Exploration Technologies Corp., Cl C [1,3,4,6]	5,384,764	6,783,404

Total Industrials		12,500,026	15,746,786

Total Private Common Stocks		62,500,067	59,395,545

Private Preferred Stocks (1.94%)
Industrials (1.94%)
	Aerospace & Defense (1.94%)
96,298	Space Exploration Technologies Corp., Series N [1,3,4,6]	26,000,460	93,409,060

Principal Amount		Cost	Value
Short Term Investments (1.69%)
$81,866,318	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2023, 4.85% due 1/2/2024; Proceeds at maturity $81,910,435; (Fully Collateralized by $4,190,000 U.S. Treasury Note, 3.875% due 12/31/2029 Market value – $4,187,872 and Fully Collateralized by $60,387,100 U.S. Treasury Note, 2.875% due 5/15/2032 Market value – $56,568,010 and Fully Collateralized by $22,986,400 U.S. Treasury Note, 3.50% due 4/30/2028 Market value – $22,747,764) [5]	$81,866,318	$81,866,318

Total Investments (99.68%)		$1,333,604,986	4,807,765,418

Cash and Other Assets Less Liabilities (0.32%)			15,369,151

Net Assets			$4,823,134,569

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2023, the market value of restricted and fair valued securities amounted to $152,804,605 or 3.17% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Growth Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (100.25%)
Communication Services (4.03%)
	Alternative Carriers (4.03%)
7,700,000	Iridium Communications, Inc. [4]	$47,246,162	$316,932,000

Consumer Discretionary (16.52%)
	Apparel, Accessories & Luxury Goods (0.75%)
8,453,539	Figs, Inc., Cl A [1]	64,746,059	58,752,096

	Casinos & Gaming (3.04%)
440,000	Boyd Gaming Corporation	11,056,071	27,548,400
4,100,000	Penn Entertainment, Inc. [1]	37,573,844	106,682,000
1,968,677	Red Rock Resorts, Inc., Cl A	43,528,673	104,989,545

		92,158,588	239,219,945

	Education Services (0.96%)
800,000	Bright Horizons Family Solutions, Inc. [1]	25,421,554	75,392,000

	Hotels, Resorts & Cruise Lines (5.47%)
3,025,000	Choice Hotels International, Inc. [4]	78,436,269	342,732,500
1,036,424	Marriott Vacations Worldwide Corp.	54,915,122	87,982,033

		133,351,391	430,714,533

	Leisure Facilities (5.43%)
2,000,000	Vail Resorts, Inc. [4]	56,102,209	426,940,000

	Restaurants (0.87%)
4,540,000	Krispy Kreme, Inc.	65,918,556	68,508,600

Total Consumer Discretionary		437,698,357	1,299,527,174

Financials (42.06%)
	Asset Management & Custody Banks (2.56%)
1,600,000	The Carlyle Group, Inc.	32,614,747	65,104,000
1,800,000	Cohen & Steers, Inc.	38,387,000	136,314,000

		71,001,747	201,418,000

	Commercial & Residential Mortgage Finance (0.35%)
520,000	Essent Group Ltd. [2]	14,300,210	27,424,800

	Financial Exchanges & Data (21.49%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	572,460,000
925,000	Morningstar, Inc.	18,840,637	264,772,000
1,510,000	MSCI, Inc.	27,852,102	854,131,500

		106,647,314	1,691,363,500

	Investment Banking & Brokerage (0.94%)
450,000	Houlihan Lokey, Inc.	19,625,874	53,959,500
350,000	Moelis & Co., Cl A	4,682,331	19,645,500

		24,308,205	73,605,000

	Life & Health Insurance (3.92%)
1,500,000	Primerica, Inc.	31,190,715	308,640,000

	Property & Casualty Insurance (12.80%)
9,050,000	Arch Capital Group Ltd. [1,2]	28,212,744	672,143,500
1,000,000	Kinsale Capital Group, Inc.	35,007,763	334,910,000

		63,220,507	1,007,053,500

Total Financials		310,668,698	3,309,504,800

Shares		Cost	Value
Common Stocks (continued)
Health Care (9.98%)
	Health Care Equipment (3.67%)
520,000	IDEXX Laboratories, Inc. [1]	$7,281,107	$288,626,000

	Health Care Supplies (0.34%)
1,342,434	Neogen Corp. [1]	17,026,471	26,996,348

	Life Sciences Tools & Services (5.97%)
2,930,000	Bio-Techne Corporation	38,471,971	226,078,800
70,000	Mettler-Toledo International, Inc. [1]	3,201,575	84,907,200
450,000	West Pharmaceutical Services, Inc.	15,258,622	158,454,000

		56,932,168	469,440,000

Total Health Care		81,239,746	785,062,348

Industrials (1.10%)
	Building Products (1.10%)
1,050,000	Trex Co., Inc. [1]	9,426,630	86,929,500

Information Technology (15.59%)
	Application Software (6.77%)
725,000	Altair Engineering, Inc., Cl A [1]	11,330,019	61,008,750
1,000,000	ANSYS, Inc. [1]	22,816,668	362,880,000
305,000	Clearwater Analytics Holdings, Inc., Cl A [1]	4,682,009	6,109,150
940,000	Guidewire Software, Inc. [1]	28,833,355	102,497,600

		67,662,051	532,495,500

	Electronic Components (0.17%)
50,000	Littelfuse, Inc.	5,377,000	13,378,000

	IT Consulting & Other Services (8.65%)
1,510,000	Gartner, Inc. [1]	20,973,165	681,176,100

Total Information Technology		94,012,216	1,227,049,600

Real Estate (10.97%)
	Office REITs (1.86%)
700,000	Alexandria Real Estate Equities, Inc.	24,195,006	88,739,000
4,000,000	Douglas Emmett, Inc.	35,524,932	58,000,000

		59,719,938	146,739,000

	Other Specialized REITs (3.38%)
5,385,000	Gaming and Leisure Properties, Inc.	114,093,295	265,749,750

	Real Estate Services (5.73%)
5,160,000	CoStar Group, Inc. [1]	21,547,653	450,932,400

Total Real Estate		195,360,886	863,421,150

Total Common Stocks		1,175,652,695	7,888,426,572

Private Common Stocks (0.01%)
Materials (0.01%)
	Fertilizers & Agricultural Chemicals (0.01%)
422,278	Farmers Business Network, Inc. [1,2,3,5,7]	16,300,002	785,437

See Notes to Portfolios of Investments.

Baron Growth Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Private Convertible Preferred Stocks (0.18%)
Industrials (0.18%)
	Electrical Components & Equipment (0.18%)
59,407,006	Northvolt AB (Sweden) [1,2,3,5,7]	$9,374,989	$14,353,624

Principal Amount
Short Term Investments (0.01%)
$510,472	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2023, 4.85% due 1/2/2024; Proceeds at maturity $510,747; (Fully Collateralized by $505,400 U.S. Treasury Note, 4.50% due 7/15/2026 Market value – $520,755) [6]	510,472	510,472

Total Investments (100.45%)		$1,201,838,158	7,904,076,105

Liabilities Less Cash and Other Assets (-0.45%)			(35,390,253)

Net Assets			$7,868,685,852

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2023, the market value of restricted and fair valued securities amounted to $15,139,061 or 0.19% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.59%)
Communication Services (3.86%)
	Advertising (1.17%)
750,000	The Trade Desk, Inc., Cl A [1]	$2,662,500	$53,970,000

	Movies & Entertainment (2.69%)
1,200,000	Liberty Media Corp.-Liberty Formula One, Cl C [1]	20,511,579	75,756,000
207,610	Liberty Media Corporation- Liberty Live [1]	680,178	7,762,538
225,000	Madison Square Garden Sports Corp. [1]	8,416,557	40,911,750

		29,608,314	124,430,288

Total Communication Services		32,270,814	178,400,288

Consumer Discretionary (17.29%)
	Automotive Parts & Equipment (1.84%)
900,000	Fox Factory Holding Corp. [1]	67,818,000	60,732,000
5,000,000	Holley, Inc. [1]	40,431,893	24,350,000

		108,249,893	85,082,000

	Casinos & Gaming (4.13%)
875,000	DraftKings, Inc., Cl A [1]	11,187,787	30,843,750
3,000,000	Red Rock Resorts, Inc., Cl A	86,392,310	159,990,000

		97,580,097	190,833,750

	Education Services (1.32%)
650,000	Bright Horizons Family Solutions, Inc. [1]	21,025,394	61,256,000

	Home Improvement Retail (2.77%)
1,150,000	Floor & Decor Holdings, Inc., Cl A [1]	42,051,665	128,294,000

	Homebuilding (2.79%)
705,000	Installed Building Products, Inc.	32,727,323	128,888,100

	Leisure Facilities (1.89%)
1,200,000	Planet Fitness, Inc., Cl A [1]	51,711,447	87,600,000

	Restaurants (1.67%)
2,200,000	The Cheesecake Factory, Inc.	60,116,924	77,022,000

	Specialized Consumer Services (0.88%)
3,000,000	European Wax Center, Inc., Cl A [1]	56,247,266	40,770,000

Total Consumer Discretionary		469,710,009	799,745,850

Consumer Staples (1.75%)
	Packaged Foods & Meats (1.14%)
3,250,000	UTZ Brands, Inc.	51,593,468	52,780,000

	Personal Care Products (0.61%)
600,000	Oddity Tech Ltd. [1,2]	19,867,618	27,918,000

Total Consumer Staples		71,461,086	80,698,000

Financials (8.52%)
	Insurance Brokers (1.69%)
3,250,000	BRP Group, Inc., Cl A [1]	54,388,028	78,065,000

	Investment Banking & Brokerage (1.62%)
625,000	Houlihan Lokey, Inc.	28,909,333	74,943,750

	Property & Casualty Insurance (3.44%)
475,000	Kinsale Capital Group, Inc.	69,271,272	159,082,250

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Transaction & Payment Processing Services (1.77%)
3,900,000	Repay Holdings Corporation [1]	$33,541,410	$33,306,000
250,000	WEX, Inc. [1]	10,329,020	48,637,500

		43,870,430	81,943,500

Total Financials		196,439,063	394,034,500

Health Care (12.85%)
	Health Care Equipment (4.12%)
1,000,000	Axonics, Inc. [1]	35,459,918	62,230,000
550,000	DexCom, Inc. [1]	1,823,402	68,249,500
35,000	IDEXX Laboratories, Inc. [1]	483,345	19,426,750
200,000	Inspire Medical Systems, Inc. [1]	10,019,389	40,686,000

		47,786,054	190,592,250

	Health Care Supplies (1.91%)
4,400,000	Neogen Corp. [1]	80,584,755	88,484,000

	Life Sciences Tools & Services (5.14%)
700,000	ICON plc [1,2]	38,492,341	198,149,000
32,500	Mettler-Toledo International, Inc. [1]	1,571,421	39,421,200

		40,063,762	237,570,200

	Managed Health Care (1.15%)
800,000	HealthEquity, Inc. [1]	13,208,487	53,040,000

	Pharmaceuticals (0.53%)
500,000	Dechra Pharmaceuticals PLC (United Kingdom) [2,3]	13,580,939	24,572,461

Total Health Care		195,223,997	594,258,911

Industrials (31.98%)
	Aerospace & Defense (4.24%)
2,000,000	Kratos Defense & Security Solutions, Inc. [1]	29,935,426	40,580,000
800,000	Mercury Systems, Inc. [1]	19,226,473	29,256,000
125,000	TransDigm Group, Inc. [1]	0	126,450,000

		49,161,899	196,286,000

	Building Products (2.95%)
6,000,000	Janus International Group, Inc. [1]	59,406,533	78,300,000
700,000	Trex Co., Inc. [1]	25,966,709	57,953,000

		85,373,242	136,253,000

	Diversified Support Services (0.54%)
1,750,000	Driven Brands Holdings, Inc. [1]	41,909,755	24,955,000

	Electrical Components & Equipment (7.61%)
1,800,000	Shoals Technologies Group, Inc., Cl A [1]	29,324,282	27,972,000
6,750,000	Vertiv Holdings Co.	68,125,983	324,202,500

		97,450,265	352,174,500

	Environmental & Facilities Services (1.21%)
375,000	Waste Connections, Inc. [2]	16,375,000	55,976,250

	Human Resource & Employment Services (6.36%)
1,750,000	ASGN, Inc. [1]	55,248,585	168,297,500
950,000	Ceridian HCM Holding, Inc. [1]	29,430,555	63,764,000
3,750,000	First Advantage Corp. [1]	60,629,977	62,137,500

		145,309,117	294,199,000

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Industrial Machinery & Supplies & Components (5.33%)
850,000	Chart Industries, Inc. [1]	$131,432,046	$115,880,500
525,000	John Bean Technologies Corp.	45,760,616	52,211,250
275,000	RBC Bearings, Incorporated [1]	32,617,037	78,344,750

		209,809,699	246,436,500

	Research & Consulting Services (0.40%)
2,000,000	Clarivate PLC [1,2]	21,208,068	18,520,000

	Trading Companies & Distributors (3.34%)
950,000	SiteOne Landscape Supply, Inc. [1]	43,421,179	154,375,000

Total Industrials		710,018,224	1,479,175,250

Information Technology (17.81%)
	Application Software (7.94%)
700,000	Altair Engineering, Inc., Cl A [1]	11,083,514	58,905,000
350,000	Aspen Technology, Inc. [1]	32,534,028	77,052,500
1,650,000	Clearwater Analytics Holdings, Inc., Cl A [1]	30,075,588	33,049,500
1,225,000	Guidewire Software, Inc. [1]	31,269,359	133,574,000
500,000	nCino, Inc. [1]	16,194,292	16,815,000
775,000	Sprout Social, Inc., Cl A [1]	43,145,304	47,616,000

		164,302,085	367,012,000

	Electronic Equipment & Instruments (1.35%)
1,500,000	Cognex Corp.	25,832,809	62,610,000

	IT Consulting & Other Services (7.82%)
800,000	Endava plc, ADR [1,2]	27,430,574	62,280,000
575,000	Gartner, Inc. [1]	7,684,644	259,388,250
3,000,000	Grid Dynamics Holdings, Inc. [1]	36,322,597	39,990,000

		71,437,815	361,658,250
	Semiconductors (0.70%)
4,000,000	indie Semiconductor, Inc., Cl A [1]	28,385,293	32,440,000

Total Information Technology		289,958,002	823,720,250

Materials (1.53%)
	Specialty Chemicals (1.53%)
1,700,000	Avient Corp.	53,733,696	70,669,000

Real Estate (1.00%)
	Industrial REITs (0.56%)
850,000	Americold Realty Trust, Inc.	12,961,599	25,729,500

	Telecom Tower REITs (0.44%)
80,000	SBA Communications Corp.	322,222	20,295,200

Total Real Estate		13,283,821	46,024,700

Total Common Stocks		2,032,098,712	4,466,726,749

Principal Amount		Cost	Value
Short Term Investments (3.28%)
$151,953,077	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2023, 4.85% due 1/2/2024; Proceeds at maturity $152,034,963; (Fully Collateralized by $165,456,200 U.S. Treasury Note, 2.875% due 5/15/2032 Market value – $154,992,174) [3]	$151,953,077	$151,953,077

Total Investments (99.87%)		$2,184,051,789	4,618,679,826

Cash and Other Assets Less Liabilities (0.13%)			5,970,436

Net Assets			$4,624,650,262

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.01%)
Communication Services (9.52%)
	Advertising (1.82%)
285,510	The Trade Desk, Inc., Cl A [1]	$8,852,748	$20,545,300

	Interactive Home Entertainment (1.15%)
80,700	Take-Two Interactive Software, Inc. [1]	8,525,083	12,988,665

	Interactive Media & Services (6.55%)
220,800	Alphabet, Inc., Cl C [1]	9,997,776	31,117,344
121,500	Meta Platforms, Inc., Cl A [1]	23,697,329	43,006,140

		33,695,105	74,123,484

Total Communication Services		51,072,936	107,657,449

Consumer Discretionary (14.58%)
	Automobile Manufacturers (7.32%)
770,183	Rivian Automotive, Inc., Cl A [1]	12,095,471	18,068,493
260,400	Tesla, Inc. [1]	19,644,628	64,704,192

		31,740,099	82,772,685

	Automotive Parts & Equipment (0.74%)
192,200	Mobileye Global, Inc., Cl A [1]	7,250,911	8,326,104

	Broadline Retail (6.52%)
485,500	Amazon.com, Inc. [1]	29,742,116	73,766,870

Total Consumer Discretionary		68,733,126	164,865,659

Financials (5.11%)
	Transaction & Payment Processing Services (5.11%)
62,300	MasterCard, Incorporated, Cl A	13,361,059	26,571,573
119,900	Visa, Inc., Cl A	18,936,666	31,215,965

Total Financials		32,297,725	57,787,538

Health Care (7.99%)
	Biotechnology (5.16%)
64,739	argenx SE, ADR [1,2]	9,490,491	24,628,658
97,500	Legend Biotech Corp., ADR [1,2]	6,391,817	5,866,575
748,270	Rocket Pharmaceuticals, Inc. [1]	13,910,524	22,425,652
291,600	Viking Therapeutics, Inc. [1]	4,057,272	5,426,676

		33,850,104	58,347,561
	Health Care Equipment (2.54%)
52,005	Intuitive Surgical, Inc. [1]	7,280,110	17,544,407
58,900	Shockwave Medical, Inc. [1]	6,096,143	11,223,984

		13,376,253	28,768,391

	Pharmaceuticals (0.29%)
79,000	Structure Therapeutics, Inc., ADR [1,2]	4,962,335	3,220,040

Total Health Care		52,188,692	90,335,992

Industrials (1.52%)
	Human Resource & Employment Services (1.52%)
255,570	Ceridian HCM Holding, Inc. [1]	13,070,250	17,153,858

Shares		Cost	Value
Common Stocks (continued)
Information Technology (52.46%)
	Application Software (8.57%)
196,800	Gitlab, Inc., Cl A [1,4]	$6,877,447	$12,390,528
175,100	Guidewire Software, Inc. [1]	5,058,280	19,092,904
26,400	HubSpot, Inc. [1]	9,567,987	15,326,256
35,600	ServiceNow, Inc. [1,4]	7,310,942	25,151,044
90,500	Workday, Inc., Cl A [1]	15,499,873	24,983,430

		44,314,529	96,944,162

	Internet Services & Infrastructure (1.38%)
200,500	Shopify, Inc., Cl A [1,2]	6,469,838	15,618,950

	IT Consulting & Other Services (4.43%)
197,368	Endava plc, ADR [1,2]	6,552,344	15,365,099
76,887	Gartner, Inc. [1]	983,742	34,684,495

		7,536,086	50,049,594

	Semiconductor Materials & Equipment (2.08%)
21,300	ASML Holding N.V. [2]	10,043,235	16,122,396
9,400	Lam Research Corp.	7,036,858	7,362,644

		17,080,093	23,485,040
	Semiconductors (15.73%)
203,000	Advanced Micro Devices, Inc. [1]	15,890,528	29,924,230
2,597,600	indie Semiconductor, Inc., Cl A [1]	18,031,326	21,066,536
216,400	Marvell Technology, Inc.	8,993,597	13,051,084
26,200	Monolithic Power Systems, Inc.	10,450,027	16,526,436
196,500	NVIDIA Corp.	16,883,032	97,310,730

		70,248,510	177,879,016

	Systems Software (20.27%)
163,300	Cloudflare, Inc., Cl A [1,4]	6,498,094	13,596,358
65,923	Crowdstrike Holdings, Inc., Cl A [1]	3,955,302	16,831,460
110,000	Datadog, Inc., Cl A [1,4]	8,216,336	13,351,800
206,000	Dynatrace, Inc. [1,4]	9,884,021	11,266,140
428,400	Microsoft Corporation	63,017,175	161,095,536
66,008	Snowflake, Inc., Cl A [1,4]	8,447,455	13,135,592

		100,018,383	229,276,886

Total Information Technology		245,667,439	593,253,648

Real Estate (3.83%)
	Data Center REITs (0.95%)
13,425	Equinix, Inc.	1,782,534	10,812,361

	Real Estate Services (2.88%)
372,330	CoStar Group, Inc. [1]	16,242,529	32,537,918

Total Real Estate		18,025,063	43,350,279

Total Common Stocks		481,055,231	1,074,404,423

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Private Common Stocks (1.33%)
Communication Services (0.12%)
	Interactive Media & Services (0.12%)
50,000	X Holdings I, Inc., Cl A [1,3,4,6]	$5,000,000	$1,366,000

Industrials (1.18%)
	Aerospace & Defense (1.18%)
105,020	Space Exploration Technologies Corp., Cl A [1,3,4,6]	4,607,169	10,186,940
31,890	Space Exploration Technologies Corp., Cl C [1,3,4,6]	1,392,972	3,093,330

		6,000,141	13,280,270
	Passenger Ground Transportation (0.00%)
3,571	GM Cruise Holdings LLC, Cl B [1,3,4,6]	103,563	21,676

Total Industrials		6,103,704	13,301,946

Materials (0.03%)
	Fertilizers & Agricultural Chemicals (0.03%)
182,067	Farmers Business Network, Inc. [1,3,4,6]	2,394,652	338,645

Total Private Common Stocks		13,498,356	15,006,591

Private Convertible Preferred Stocks (0.24%)
Materials (0.24%)
	Fertilizers & Agricultural Chemicals (0.24%)
37,254	Farmers Business Network, Inc. Series F [1,3,4,6]	4,855,355	684,729
615,761	Farmers Business Network, Inc., Units [1,3,4,6]	615,761	2,081,272

Total Private Convertible Preferred Stocks		5,471,116	2,766,001

Private Preferred Stocks (1.73%)
Industrials (1.73%)
	Aerospace & Defense (1.59%)
18,519	Space Exploration Technologies Corp., Series N [1,3,4,6]	5,000,130	17,963,430

	Passenger Ground Transportation (0.14%)
266,956	GM Cruise Holdings LLC, Cl G [1,3,4,6]	7,034,290	1,620,423

Total Private Preferred Stocks		12,034,420	19,583,853

Principal Amount		Cost	Value
Short Term Investments (1.65%)
$18,620,284	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2023, 4.85% due 1/2/2024; Proceeds at maturity $18,630,318; (Fully Collateralized by $18,601,000 U.S. Treasury Note, 4.625% due 11/15/2026 Market value – $18,992,726) [5]	$18,620,284	$18,620,284

Total Investments (99.96%)		$530,679,407	1,130,381,152

Cash and Other Assets Less Liabilities (0.04%)			499,190

Net Assets			$1,130,880,342

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2023, the market value of restricted and fair valued securities amounted to $37,356,445 or 3.30% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.34%)
Communication Services (9.13%)
	Advertising (3.16%)
236,381	The Trade Desk, Inc., Cl A [1]	$13,155,111	$17,009,977

	Interactive Media & Services (5.97%)
90,909	Meta Platforms Inc., Cl A [1]	6,630,519	32,178,149

Total Communication Services		19,785,630	49,188,126

Consumer Discretionary (21.13%)
	Automobile Manufacturers (6.38%)
471,580	Rivian Automotive, Inc., Cl A [1]	12,257,318	11,063,266
93,883	Tesla, Inc. [1]	24,345,419	23,328,048

		36,602,737	34,391,314

	Automotive Parts & Equipment (1.49%)
186,268	Mobileye Global, Inc., Cl A [1]	4,587,439	8,069,130

	Broadline Retail (13.26%)
287,686	Amazon.com, Inc. [1]	2,726,880	43,711,011
374,199	Coupang, Inc., Cl A [1]	6,564,390	6,058,282
13,817	MercadoLibre, Inc. [1]	9,299,061	21,713,968

		18,590,331	71,483,261

Total Consumer Discretionary		59,780,507	113,943,705

Financials (6.42%)
	Transaction & Payment Processing Services (6.42%)
5,491	Adyen N.V., 144A (Netherlands) [1,2,5]	4,111,141	7,088,558
155,798	Block, Inc. [1]	9,308,979	12,050,975
36,284	MasterCard Incorporated, Cl A	1,493,353	15,475,489

Total Financials		14,913,473	34,615,022

Health Care (9.70%)
	Biotechnology (2.32%)
32,834	argenx SE, ADR [1,2]	10,908,181	12,491,039

	Health Care Equipment (4.68%)
74,792	Intuitive Surgical, Inc. [1]	8,845,700	25,231,829

	Health Care Technology (1.56%)
43,814	Veeva Systems, Inc., Cl A [1]	2,802,912	8,435,071
	Life Sciences Tools & Services (1.14%)
44,160	Illumina, Inc. [1]	4,995,828	6,148,839

Total Health Care		27,552,621	52,306,778

Information Technology (50.96%)
	Application Software (9.92%)
34,349	Atlassian Corp., Cl A [1,2]	8,918,541	8,170,253
108,633	Gitlab, Inc., Cl A [1,4]	6,989,883	6,839,534
54,458	ServiceNow, Inc. [1,4]	20,815,805	38,474,032

		36,724,229	53,483,819

	Internet Services & Infrastructure (5.94%)
411,171	Shopify, Inc., Cl A [1,2]	15,469,462	32,030,221

	IT Consulting & Other Services (3.96%)
201,215	Endava plc, ADR [1,2]	18,269,297	15,664,588
19,030	EPAM Systems, Inc. [1]	1,254,582	5,658,380

		19,523,879	21,322,968

	Semiconductor Materials & Equipment (2.74%)
19,541	ASML Holding N.V. [2]	1,203,894	14,790,974

	Semiconductors (10.07%)
109,629	NVIDIA Corp.	16,296,295	54,290,473

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Systems Software (18.33%)
228,022	Cloudflare, Inc., Cl A [1,4]	$17,270,235	$18,985,112
87,980	Crowdstrike Holdings, Inc., Cl A [1]	4,891,583	22,463,053
151,618	Datadog, Inc., Cl A [1,4]	9,184,124	18,403,393
32,372	Microsoft Corporation	11,875,737	12,173,167
134,832	Snowflake, Inc., Cl A [1,4]	23,497,594	26,831,568

		66,719,273	98,856,293

Total Information Technology		155,937,032	274,774,748

Total Common Stocks		277,969,263	524,828,379

Private Common Stocks (0.96%)
Industrials (0.96%)
	Aerospace & Defense (0.96%)
41,330	Space Exploration Technologies Corp., Cl A [1,3,4,6]	1,932,253	4,009,010
12,240	Space Exploration Technologies Corp., Cl C [1,3,4,6]	567,691	1,187,280

Total Private Common Stocks		2,499,944	5,196,290

Private Preferred Stocks (0.15%)
Industrials (0.15%)
	Passenger Ground Transportation (0.15%)
133,288	GM Cruise Holdings LLC, Cl G [1,3,4,6]	3,512,139	809,058

Principal Amount
Short Term Investments (1.93%)
$10,400,448	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2023, 4.85% due 1/2/2024; Proceeds at maturity $10,406,053; (Fully Collateralized by $11,324,700 U.S. Treasury Note, 2.875% due 5/15/2032 Market value – $10,608,487) [5]	10,400,448	10,400,448

Total Investments (100.38%)		$294,381,794	541,234,175

Liabilities Less Cash and Other Assets (-0.38%)			(2,040,857)

Net Assets			$539,193,318

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2023, the market value of restricted and fair valued securities amounted to $6,005,348 or 1.11% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the market value of Rule 144A securities amounted to $7,088,558 or 1.31% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.18%)
Communication Services (2.06%)
	Movies & Entertainment (2.06%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	$5,408,362	$10,726,300
500,000	Liberty Media Corporation- Liberty Live [1]	16,972,337	18,695,000

Total Communication Services		22,380,699	29,421,300

Consumer Discretionary (12.89%)
	Casinos & Gaming (6.79%)
535,000	Boyd Gaming Corporation	33,074,142	33,496,350
1,235,000	DraftKings, Inc., Cl A [1]	23,984,451	43,533,750
375,000	Red Rock Resorts, Inc., Cl A	13,003,045	19,998,750

		70,061,638	97,028,850

	Footwear (1.04%)
550,000	On Holding AG, Cl A [1,2]	13,746,107	14,833,500

	Home Improvement Retail (2.74%)
350,000	Floor & Decor Holdings, Inc., Cl A [1]	11,703,809	39,046,000

	Homefurnishing Retail (0.61%)
30,000	RH [1]	7,459,296	8,744,400

	Restaurants (1.71%)
200,000	Texas Roadhouse, Inc.	17,901,519	24,446,000

Total Consumer Discretionary		120,872,369	184,098,750

Financials (2.35%)
	Property & Casualty Insurance (2.35%)
100,000	Kinsale Capital Group, Inc.	4,813,070	33,491,000

Health Care (14.58%)
	Health Care Equipment (5.66%)
637,982	Axonics, Inc. [1]	28,878,670	39,701,620
466,078	Inari Medical, Inc. [1]	24,225,323	30,257,784
891,486	Silk Road Medical, Inc. [1]	22,906,370	10,938,533

		76,010,363	80,897,937

	Health Care Supplies (0.46%)
254,000	Establishment Labs Holdings, Inc. [1,2]	17,425,350	6,576,060

	Health Care Technology (2.73%)
700,591	Certara, Inc. [1]	14,628,630	12,323,396
2,684,590	Definitive Healthcare Corp. [1]	48,189,355	26,684,824

		62,817,985	39,008,220

	Life Sciences Tools & Services (5.25%)
140,000	10X Genomics, Inc., Cl A [1]	6,908,279	7,834,400
1,129,676	Maravai LifeSciences Holdings, Inc., Cl A [1]	11,398,399	7,399,378
165,000	Repligen Corp. [1]	26,821,529	29,667,000
521,456	Stevanato Group SpA [2]	14,843,683	14,230,534
573,790	Veracyte, Inc. [1,3]	14,716,344	15,784,963

		74,688,234	74,916,275

	Pharmaceuticals (0.48%)
775,832	Revance Therapeutics, Inc. [1]	11,448,086	6,819,563

Total Health Care		242,390,018	208,218,055

Shares		Cost	Value
Common Stocks (continued)
Industrials (21.79%)
	Aerospace & Defense (7.55%)
166,095	Axon Enterprise, Inc. [1]	$18,709,890	$42,907,321
1,702,370	Kratos Defense & Security Solutions, Inc. [1]	22,166,226	34,541,087
830,380	Mercury Systems, Inc. [1]	30,388,391	30,366,997

		71,264,507	107,815,405

	Building Products (2.37%)
177,612	AAON, Inc.	12,862,770	13,120,199
250,000	Trex Co., Inc. [1]	9,601,133	20,697,500

		22,463,903	33,817,699

	Diversified Support Services (0.16%)
146,576	ACV Auctions, Inc., Cl A [1]	2,937,630	2,220,626

	Environmental & Facilities Services (1.74%)
774,642	Montrose Environmental Group, Inc. [1]	16,672,227	24,889,248

	Human Resource & Employment Services (4.05%)
326,131	ASGN, Inc. [1]	31,749,731	31,364,018
395,000	Ceridian HCM Holding, Inc. [1]	21,822,194	26,512,400

		53,571,925	57,876,418

	Industrial Machinery & Supplies & Components (3.64%)
225,000	Chart Industries, Inc. [1]	30,390,512	30,674,250
75,000	RBC Bearings, Inc. [1]	15,747,212	21,366,750

		46,137,724	52,041,000

	Trading Companies & Distributors (2.28%)
200,000	SiteOne Landscape Supply, Inc. [1]	12,575,112	32,500,000

Total Industrials		225,623,028	311,160,396

Information Technology (37.96%)
	Application Software (10.47%)
700,000	Alkami Technology, Inc. [1]	16,087,729	16,975,000
1,300,000	Clearwater Analytics Holdings, Inc., Cl A [1]	23,059,097	26,039,000
777,889	Gitlab, Inc., Cl A [1,3]	30,872,131	48,975,892
235,357	Guidewire Software, Inc. [1]	18,259,547	25,663,327
1,750,000	SmartRent, Inc. [1,3]	4,499,472	5,582,500
550,000	Smartsheet, Inc., Cl A [1]	20,433,218	26,301,000

		113,211,194	149,536,719

	Electronic Equipment & Instruments (6.02%)
395,321	Advanced Energy Industries, Inc.	27,937,769	43,058,363
74,131	Novanta, Inc. [1,2]	8,196,882	12,484,402
700,000	PAR Technology Corp. [1]	22,991,689	30,478,000

		59,126,340	86,020,765

	IT Consulting & Other Services (1.36%)
250,000	Endava plc, ADR [1,2]	6,125,604	19,462,500

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Semiconductor Materials & Equipment (1.80%)
210,800	Ichor Holdings Ltd. [1,2]	$4,685,655	$7,089,204
135,000	Nova Ltd. [1,2]	3,115,172	18,547,650

		7,800,827	25,636,854

	Semiconductors (5.31%)
105,000	Allegro MicroSystems, Inc. [1]	1,470,000	3,178,350
3,338,093	indie Semiconductor, Inc., Cl A [1]	30,591,344	27,071,934
2,564,620	Navitas Semiconductor Corp. [1]	22,011,037	20,696,483
204,000	SiTime Corp. [1]	23,354,907	24,904,320

		77,427,288	75,851,087
	Systems Software (13.00%)
1,594,900	Couchbase, Inc. [1,3]	35,483,397	35,917,148
190,200	CyberArk Software Ltd. [1,2]	24,587,553	41,663,310
430,775	Dynatrace, Inc. [1,3]	10,425,483	23,559,085
35,100	Qualys, Inc. [1]	1,079,689	6,889,428
1,575,000	SentinelOne, Inc., Cl A [1]	24,893,625	43,218,000
761,000	Varonis Systems, Inc. [1]	19,904,795	34,458,080

		116,374,542	185,705,051

Total Information Technology		380,065,795	542,212,976

Real Estate (2.55%)
	Industrial REITs (2.55%)
650,000	Rexford Industrial Realty, Inc.	31,657,136	36,465,000

Total Common Stocks		1,027,802,115	1,345,067,477

Principal Amount		Cost	Value
Short Term Investments (5.90%)
$84,204,560	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2023, 4.85% due 1/2/2024; Proceeds at maturity $84,249,936; (Fully Collateralized by $83,356,200 U.S. Treasury Note, 4.50% due 7/15/2026 Market value – $85,888,740) [4]	$84,204,560	$84,204,560

Total Investments (100.08%)		$1,112,006,675	1,429,272,037

Liabilities Less Cash and Other Assets (-0.08%)			(1,072,625)

Net Assets			$1,428,199,412

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Durable Advantage Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.29%)
Communication Services (11.22%)
	Interactive Media & Services (11.22%)
61,339	Alphabet, Inc., Cl C [1]	$7,142,574	$8,644,505
33,666	Meta Platforms, Inc., Cl A [1]	6,829,116	11,916,418

Total Communication Services		13,971,690	20,560,923

Consumer Discretionary (8.07%)
	Broadline Retail (8.07%)
97,328	Amazon.com, Inc. [1]	12,492,117	14,788,016

Consumer Staples (1.59%)
	Consumer Staples Merchandise Retail (1.59%)
4,412	Costco Wholesale Corp.	1,961,793	2,912,273

Financials (30.37%)
	Asset Management & Custody Banks (5.74%)
40,471	Blackstone, Inc.	4,121,765	5,298,463
130,086	Brookfield Corp. [2]	4,726,001	5,219,050

		8,847,766	10,517,513

	Financial Exchanges & Data (12.58%)
16,537	CME Group, Inc.	3,248,278	3,482,692
16,359	Moody’s Corp.	5,216,196	6,389,171
9,273	MSCI, Inc.	4,546,974	5,245,272
18,007	S&P Global, Inc.	6,432,219	7,932,444

		19,443,667	23,049,579

	Investment Banking & Brokerage (1.70%)
13,685	LPL Financial Holdings, Inc.	2,942,832	3,114,980

	Property & Casualty Insurance (3.12%)
77,081	Arch Capital Group Ltd. [1,2]	4,586,337	5,724,806

	Transaction & Payment Processing Services (7.23%)
12,420	MasterCard, Incorporated, Cl A	4,491,870	5,297,254
30,522	Visa, Inc., Cl A	7,143,165	7,946,403

		11,635,035	13,243,657

Total Financials		47,455,637	55,650,535

Health Care (12.54%)
	Life Sciences Tools & Services (8.90%)
19,575	Agilent Technologies, Inc.	2,372,469	2,721,512
21,415	Danaher Corp.	4,458,612	4,954,146
2,318	Mettler-Toledo International, Inc. [1]	2,636,173	2,811,641
10,989	Thermo Fisher Scientific, Inc.	5,382,415	5,832,852

		14,849,669	16,320,151
	Managed Health Care (3.64%)
12,664	UnitedHealth Group, Incorporated	5,911,382	6,667,216

Total Health Care		20,761,051	22,987,367

Industrials (2.71%)
	Aerospace & Defense (2.56%)
33,020	HEICO Corp., Cl A	4,204,816	4,703,369

	Industrial Machinery & Supplies & Components (0.15%)
3,314	Veralto Corp. [3]	250,273	272,609

Total Industrials		4,455,089	4,975,978

Shares		Cost	Value
Common Stocks (continued)
Information Technology (30.79%)
	Application Software (7.56%)
10,605	Adobe, Inc. [1]	$5,090,448	$6,326,943
12,057	Intuit, Inc.	5,896,990	7,535,987

		10,987,438	13,862,930

	Electronic Manufacturing Services (0.51%)
6,675	TE Connectivity Ltd. [2]	831,183	937,838

	IT Consulting & Other Services (2.88%)
15,013	Accenture plc, Cl A [2]	4,425,550	5,268,212

	Semiconductors (10.27%)
7,866	Monolithic Power Systems, Inc.	3,296,403	4,961,715
14,367	NVIDIA Corp.	3,956,537	7,114,826
43,383	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	4,081,864	4,511,832
13,085	Texas Instruments, Inc.	2,220,244	2,230,469

		13,555,048	18,818,842

	Systems Software (9.57%)
46,628	Microsoft Corporation	13,971,004	17,533,993

Total Information Technology		43,770,223	56,421,815

Total Common Stocks		144,867,600	178,296,907

Principal Amount
Short Term Investments (2.55%)
$4,667,241	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2023, 4.85% due 1/2/2024; Proceeds at maturity $4,669,756; (Fully Collateralized by $4,620,300 U.S. Treasury Note, 4.50% due 7/15/2026 Market value – $4,760,675) [4]	4,667,241	4,667,241

Total Investments (99.84%)		$149,534,841	182,964,148

Cash and Other Assets Less Liabilities (0.16%)			297,563

Net Assets			$183,261,711

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Investment Funds Trust	December 31, 2023

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Each Fund is diversified. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron Investment Funds Trust	December 31, 2023

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at December 31, 2023.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at December 31, 2023, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

f) Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (SPAC) in an initial public offering (IPO), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

Baron Investment Funds Trust	December 31, 2023

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

h) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

As of December 31, 2023, the Funds did not have any commitments to purchase when-issued securities through PIPE transactions with SPACs.

3. RESTRICTED SECURITIES

At December 31, 2023, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At December 31, 2023, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	$15,746,786
StubHub Holdings, Inc.	12/22/2021	43,648,759
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	93,409,060

Total Restricted Securities		$152,804,605

(Cost $88,500,527)† (3.17% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc	7/31/2020	$785,437
Private Convertible Preferred Stocks
Northvolt AB	9/21/2020	14,353,624

Total Restricted Securities		$15,139,061

(Cost $25,674,991)† (0.19% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

Baron Investment Funds Trust	December 31, 2023

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. RESTRICTED SECURITIES (Continued)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$338,645
GM Cruise Holdings LLC	5/19/2022	21,676
Space Exploration Technologies Corp.	3/25/2021	13,280,270
X Holdings I, Inc.	5/4/2022	1,366,000
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020 - 9/28/2023	2,766,001
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	1,620,423
Space Exploration Technologies Corp.	8/4/2020	17,963,430

Total Restricted Securities		$37,356,445

(Cost $31,003,892)† (3.30% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$5,196,290
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	809,058

Total Restricted Securities		$6,005,348

(Cost $6,012,083)† (1.11% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Investment Funds Trust	December 31, 2023

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

The following is a summary of the inputs used as of December 31, 2023 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,573,094,495	$—	$—	$4,573,094,495
Private Common Stocks†	—	—	59,395,545	59,395,545
Private Preferred Stocks	—	—	93,409,060	93,409,060
Short Term Investments	—	81,866,318	—	81,866,318

Total Investments	$4,573,094,495	$81,866,318	$152,804,605	$4,807,765,418

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,888,426,572	$—	$—	$7,888,426,572
Private Common Stocks	—	—	785,437	785,437
Private Convertible Preferred Stocks	—	—	14,353,624	14,353,624
Short Term Investments	—	510,472	—	510,472

Total Investments	$7,888,426,572	$510,472	$15,139,061	$7,904,076,105

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,442,154,288	$24,572,461	$—	$4,466,726,749
Short Term Investments	—	151,953,077	—	151,953,077

Total Investments	$4,442,154,288	$176,525,538	$—	$4,618,679,826

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,074,404,423	$—	$—	$1,074,404,423
Private Common Stocks†	—	—	15,006,591	15,006,591
Private Convertible Preferred Stocks	—	—	2,766,001	2,766,001
Private Preferred Stocks†	—	—	19,583,853	19,583,853
Short Term Investments	—	18,620,284	—	18,620,284

Total Investments	$1,074,404,423	$18,620,284	$37,356,445	$1,130,381,152

†	See Portfolios of Investments for additional detailed categorizations.

Baron Investment Funds Trust	December 31, 2023

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$517,739,821	$7,088,558	$—	$524,828,379
Private Common Stocks	—	—	5,196,290	5,196,290
Private Preferred Stocks	—	—	809,058	809,058
Short Term Investments	—	10,400,448	—	10,400,448

Total Investments	$517,739,821	$17,489,006	$6,005,348	$541,234,175

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,345,067,477	$—	$—	$1,345,067,477
Short Term Investments	—	84,204,560	—	84,204,560

Total Investments	$1,345,067,477	$84,204,560	$—	$1,429,272,037

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$178,296,907	$—	$—	$178,296,907
Short Term Investments	—	4,667,241	—	4,667,241

Total Investments	$178,296,907	$4,667,241	$—	$182,964,148

†	See Portfolios of Investments for additional detailed categorizations.

Baron Investment Funds Trust	December 31, 2023

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2023	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2023
Private Common Stocks
Communication Services	$37,919,959	$—	$—	$5,728,800	$—	$—	$—	$—	$43,648,759	$5,728,800
Industrials	12,157,493	—	—	3,589,293	—	—	—	—	15,746,786	3,589,293
Private Preferred Stocks
Industrials	72,114,683	—	—	21,294,377	—	—	—	—	93,409,060	21,294,377

Total	$122,192,135	$—	$—	$30,612,470	$—	$—	$—	$—	$152,804,605	$30,612,470

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2023	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2023
Private Common Stocks
Materials	$785,437	$—	$—	$—	$—	$—	$—	$—	$785,437	$—
Private Convertible Preferred Stocks
Industrials	13,867,853	—	—	485,771	—	—	—	—	14,353,624	485,771

Total	$14,653,290	$—	$—	$485,771	$—	$—	$—	$—	$15,139,061	$485,771

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2023	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2023
Private Common Stocks
Communication Services	$3,707,500	$—	$—	$(2,341,500)	$—	$—	$—	$—	$1,366,000	$(2,341,500)
Industrials	10,330,148	—	—	2,971,798	—	—	—	—	13,301,946	2,971,798
Materials	338,645	—	—	—	—	—	—	—	338,645	—
Private Convertible Preferred Stocks
Materials	2,766,001	—	—	—	—	—	—	—	2,766,001	—
Private Preferred Stocks
Industrials	19,936,233	—	—	(352,380)	—	—	—	—	19,583,853	(352,380)

Total	$37,078,527	$—	$—	$277,918	$—	$—	$—	$—	$37,356,445	$277,918

Baron Investment Funds Trust	December 31, 2023

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund
Investments in Securities	Balance as of September 30, 2023	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2023
Private Common Stocks
Industrials	$4,011,857	$—	$—	$1,184,433	$—	$—	$—	$—	$5,196,290	$1,184,433
Private Preferred Stocks
Industrials	3,029,637	—	—	(2,220,579)	—	—	—	—	809,058	(2,220,579)

Total	$7,041,494	$—	$—	$(1,036,146)	$—	$—	$—	$—	$6,005,348	$(1,036,146)

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of December 31, 2023 were as follows:

Baron Asset Fund

Sector	Company	Fair Value as of December 31, 2023	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2023	Range used on December 31, 2023	Impact to Valuation from an Increase in Input*
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$43,648,759	Combination of valuation using multiples, current value via comparable companies, option- pricing, and scenario analysis methods	Enterprise Value / EBITDA Multiple	17.9x%	10.3x – 21.5x	Increase
				Change in the composite equity index of comparable companies	(0.58)%	(1.06)% – 0.09%	Increase
				Discount for lack of marketability	8.83%	6.36% – 8.96%	Decrease
				Estimated volatility of the returns of equity[1]	38.84%	24.90% – 46.00%	Decrease
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2	95% / 4% / 1%	1% – 95%	n/a
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$15,746,786	Observed transaction	Observed Transaction Price	$97.00	$97.00	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$93,409,060	Observed transaction	Observed Transaction Price	$970.00	$970.00	Increase

See Footnotes on page 22.

Baron Investment Funds Trust	December 31, 2023

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

Baron Opportunity Fund

Sector	Company	Fair Value as of December 31, 2023	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2023	Range used on December 31, 2023	Impact to Valuation from an Increase in Input*
Private Common Stocks: Communication Services	X Holdings I, Inc.	$1,366,000	Recent valuation for employee grants	Enterprise Value Estimate	$19 billion	$19 billion	n/a
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$13,280,270	Observed transaction	Observed Transaction Price	$97.00	$97.00	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$17,963,430	Observed transaction	Observed Transaction Price	$970.00	$970.00	Increase
Private Common Stocks: Industrials	GM Cruise Holdings LLC	$21,676	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	$24.27	Increase
				Scenario Probabilities: Scenario A / Scenario B / Scenario C3	50% / 50% / 0%	0% – 50%	n/a
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$1,620,423	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	$24.27	Increase
				Scenario Probabilities: Scenario A / Scenario B / Scenario C3	50% / 50% / 0%	0% – 50%	n/a
Private Common Stocks: Materials	Farmers Business Network, Inc.	$338,645	Scenario analysis	Public Markets Event Scenario Probabilities[4]	9.1%	8% – 10%	n/a
				Liquidity Scenario Probabilities: Scenario A /Scenario B5	50.00%	50% – 50%	n/a
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$2,766,001	Scenario analysis	Public Markets Event Scenario Probabilities[4]	9.1%	8% – 10%	n/a
				Liquidity Scenario Probabilities: Scenario A / Scenario B5	50.00%	50% – 50%	n/a

See Footnotes on page 22.

Baron Investment Funds Trust	December 31, 2023

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

Baron Fifth Avenue Growth Fund

Sector	Company	Fair Value as of December 31, 2023	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2023	Range used on December 31, 2023	Impact to Valuation from an Increase in Input*
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$5,196,290	Observed transaction	Observed Transaction Price	$97.00	$97.00	Increase
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$809,058	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	$24.27	Increase
				Scenario Probabilities: Scenario A / Scenario B / Scenario C3	50% / 50% / 0%	0% – 50%	n/a

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

[2]	Scenario A represents a Direct Listing/ IPO Event, Scenario B represents an Other Sale Event, and Scenario C represents a Liquidation Event.

[3]	Scenario A represents a worst case scenario. Scenario B represents a negative scenario that is better than the worst case. Scenario C represents a positive scenario.

[4]	The probabilities are associated with a range of potential IPO valuations.

[5]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

*

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2023, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,333,604,986	$1,201,838,158	$2,184,051,789	$530,679,407	$294,381,794	$1,112,006,675	$149,534,841

Gross tax unrealized appreciation	3,483,253,675	6,723,746,475	2,510,055,258	617,325,670	255,776,339	379,091,021	33,429,307
Gross tax unrealized depreciation	(9,093,243)	(21,508,528)	(75,427,221)	(17,623,925)	(8,923,958)	(61,825,659)	—

Net unrealized appreciation (depreciation)	$3,474,160,432	$6,702,237,947	$2,434,628,037	$599,701,745	$246,852,381	$317,265,362	$33,429,307

Baron Investment Funds Trust	December 31, 2023

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2023	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Value at December 31, 2023	Dividend Income	Shares Held at December 31, 2023	% of Net Assets at December 31, 2023
“Affiliated” Company as of December 31, 2023:
Choice Hotels International, Inc.	$363,242,150	$6,787,395	$—	$(27,297,045)	$—	$342,732,500	$869,688	3,025,000	4.36%
Iridium Communications, Inc	355,959,250	—	(4,917,250)	(38,121,414)	4,011,414	316,932,000	1,001,000	7,700,000	4.03%
Vail Resorts, Inc.	443,780,000	—	—	(16,840,000)	—	426,940,000	8,240,000	2,000,000	5.43%

	$1,162,981,400	$6,787,395	$(4,917,250)	$(82,258,459)	$4,011,414	$1,086,604,500	$10,110,688

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2023.

7. RECENT ACCOUNTING PRONOUNCEMENT AND REGULATION UPDATES

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (ASU 2022-03), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (Topic 820). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. The Funds have adopted ASU 2022-03 with an effective date of January 1, 2024.

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain information from the Funds’ current shareholder reports, including the Funds’ portfolios of investments, financial statements, and financial highlights, will move to Form N-CSR. This information will be available online, mailed upon request and filed on a semi-annual basis. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until the 2024 annual shareholder reports.